VARIABLE INTEREST ENTITIES (Details) (USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Current assets
Cash and cash equivalents	$ 14,909	$ 6,439	[1]	$ 8,749	[1]	$ 14,909		$ 344	[2]
Accounts and notes receivable, net of allowance		3,240	[1]	9,418	[1]
Unbilled revenue		580	[1]	169	[1]
Amounts due from related companies		123	[1]	118	[1]
Inventories, net		628	[1]	230	[1]
Other receivables and prepayments		1,772	[1]	1,057	[1]
*Current portion of long-term other receivables		1,393	[1]
Current portion of net investment in sales-type leases		1,210	[1]	724	[1]
Total Current Assets		15,385		20,465
Non-current assets
Property and equipment, net		13,541	[1]	13,482	[1]
Intangible assets		633	[1]	629	[1]
Long-term other receivables		0	[1]	1,247	[1]
Net investment in sales-type leases, less current portion		333	[1]	696	[1]
Total Assets		29,892		36,519
Current liabilities
Accounts payable		775	[1]	942	[1]
Advances from customers		1,528	[1]	368	[1]
Other payables and accruals		167	[1]	155	[1]
Taxes payable		1,673	[1]	1,542	[1]
Amounts due to shareholder		2	[1]	2	[1]
Dividend payable		817	[1]	788	[1]
Total Current Liabilities		4,962		3,797
Revenue		1,451		6,337		14,506	[2]
Net (loss) income	8,237	(8,988)		(1,037)		8,237	[2]
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents		3,728		5,465
Accounts and notes receivable, net of allowance		3,240		9,418
Unbilled revenue		580		169
Amounts due from related companies		123		118
Inventories, net		628		230
Other receivables and prepayments		4,781		1,057
*Current portion of long-term other receivables		1,393		0
Current portion of net investment in sales-type leases		1,210		724
Total Current Assets		15,683		17,181
Non-current assets
Property and equipment, net		13,541		13,482
Intangible assets		633		629
Long-term other receivables		0		4,247
Net investment in sales-type leases, less current portion		333		696
Total Assets		30,190		36,235
Current liabilities
Accounts payable		775		942
Advances from customers		1,528		368
Other payables and accruals		13,959		13,457
Taxes payable		1,673		1,542
Amounts due to shareholder		2		2
Dividend payable		817		788
Total Current Liabilities		18,754		17,099
Total Liabilities		18,754		17,099
Revenue		1,451		6,337		14,506
Net (loss) income		$ (8,394)		$ 141		$ 9,124

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).
[2]	Note: In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.